Accounts Receivable and Other - Components of Other Receivables and Prepaid Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Prepaid expenses	$ 8,003	$ 8,526
Deferred income taxes	104,509	85,020
Government authorities	1,515	1,017
Advances to suppliers	861	121
Derivative instruments	3,643	3,134
Other	1,237	683
Other receivables and prepaid expenses	$ 119,768	$ 98,501